Mezzanine Equity - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares
Redeemable Noncontrolling Interest [Line Items]
Carrying amount					¥ 73,980
Temporary equity accretion to redemption value adjustment	¥ 57,136	$ 7,828	¥ 15,457		4,599
Manyun Cold Chain [Member]
Redeemable Noncontrolling Interest [Line Items]
Carrying amount					¥ 73,980
Redeemable Convertible Preferred Stock [Member] | Smart Cold Chain Freight Limited [Member]
Redeemable Noncontrolling Interest [Line Items]
Temporary equity stock issued during period shares new issues | shares	7,259,939	7,259,939	7,259,939	7,259,939	12,498,880
Redeemable convertible preferred shares total consideration	¥ 109,000	$ 15,000	¥ 112,000	$ 16,000	¥ 71,000
Prepayment proceeds from issuance of redeemable convertible preferred stock	90,000
Accrued Liabilities and Other Liabilities Current [Member] | Redeemable Convertible Preferred Stock [Member] | Smart Cold Chain Freight Limited [Member]
Redeemable Noncontrolling Interest [Line Items]
Prepayment proceeds from issuance of redeemable convertible preferred stock	¥ 100,000		¥ 90,000